Note 5 - Loans and Leases - Aging of the Recorded Investment in Past Due Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Past due	$ 3,688	$ 4,589
Loans and leases not past due	572,736	557,025
Loans and leases	576,424	561,614
Financial Asset, 30 to 59 Days Past Due [Member]
Past due	2,888	3,544
Financial Asset, 60 to 89 Days Past Due [Member]
Past due	458	371
Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Past due	342	674
Residential 1 - 4 Family Real Estate [Member]
Past due	3,130	3,120
Loans and leases not past due	119,775	116,721
Loans and leases	122,905	119,841
Residential 1 - 4 Family Real Estate [Member] | Financial Asset, 30 to 59 Days Past Due [Member]
Past due	2,709	2,471
Residential 1 - 4 Family Real Estate [Member] | Financial Asset, 60 to 89 Days Past Due [Member]
Past due	99	371
Residential 1 - 4 Family Real Estate [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Past due	322	278
Commercial and Multi-Family Real Estate [Member]
Past due	494	735
Loans and leases not past due	332,161	322,032
Loans and leases	332,655	322,767
Commercial and Multi-Family Real Estate [Member] | Financial Asset, 30 to 59 Days Past Due [Member]
Past due	177	580
Commercial and Multi-Family Real Estate [Member] | Financial Asset, 60 to 89 Days Past Due [Member]
Past due	302
Commercial and Multi-Family Real Estate [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Past due	15	155
Agriculture [Member]
Past due
Loans and leases not past due	9,770	11,645
Loans and leases	9,770	11,645
Agriculture [Member] | Real Estate Loan [Member]
Past due		248
Loans and leases not past due	34,959	31,431
Loans and leases	34,959	31,679
Agriculture [Member] | Financial Asset, 30 to 59 Days Past Due [Member]
Past due
Agriculture [Member] | Financial Asset, 30 to 59 Days Past Due [Member] | Real Estate Loan [Member]
Past due		7
Agriculture [Member] | Financial Asset, 60 to 89 Days Past Due [Member]
Past due
Agriculture [Member] | Financial Asset, 60 to 89 Days Past Due [Member] | Real Estate Loan [Member]
Past due
Agriculture [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Past due
Agriculture [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member] | Real Estate Loan [Member]
Past due		241
Commercial Portfolio Segment [Member]
Past due	62	482
Loans and leases not past due	67,826	68,503
Loans and leases	67,888	68,985
Commercial Portfolio Segment [Member] | Financial Asset, 30 to 59 Days Past Due [Member]
Past due		482
Commercial Portfolio Segment [Member] | Financial Asset, 60 to 89 Days Past Due [Member]
Past due	57
Commercial Portfolio Segment [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Past due	5
Consumer Portfolio Segment [Member]
Past due	2	4
Loans and leases not past due	8,245	6,693
Loans and leases	8,247	6,697
Consumer Portfolio Segment [Member] | Financial Asset, 30 to 59 Days Past Due [Member]
Past due	2	4
Consumer Portfolio Segment [Member] | Financial Asset, 60 to 89 Days Past Due [Member]
Past due
Consumer Portfolio Segment [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Past due